UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3181

                      (Investment Company Act File Number)


                      Federated Short-Term Municipal Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  6/30/07


                Date of Reporting Period:  Quarter ended 9/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED SHORT-TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPALS BONDS--94.6%
                  ALABAMA--1.3%
  $   650,000     Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010        $     673,803
      500,000     Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011              521,560
      550,000     Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012              576,345
    1,000,000     Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011           1,015,560
                      TOTAL                                                                                                2,787,268
                  ALASKA--1.4%
    3,000,000     Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00%            3,006,990
                  (MBIA Insurance Corp. INS), 12/1/2006
                  ARIZONA--0.9%
      960,000     Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.),             960,864
                  4/1/2009
    1,000,000 1,2 Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.),                1,003,840
                  Mandatory Tender 3/1/2008
                      TOTAL                                                                                                1,964,704
                  ARKANSAS--1.2%
      775,000     Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.),                   785,354
                  10/1/2017
    1,595,000     Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.75% (Arkansas Children's          1,621,493
                  Hospital), 3/1/2008
                      TOTAL                                                                                                2,406,847
                  CALIFORNIA--3.3%
    2,000,000     California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25%                 2,018,800
                  (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2011
    1,000,000     California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs         1,003,580
                  (Kaiser Permanente), Mandatory Tender 3/1/2007
    1,000,000     Los Angeles, CA Unified School District, UT GO Bonds (Election of 2005-Series C), 5.00% (AMBAC           1,054,470
                  INS), 7/1/2010
    2,500,000     Los Angeles, CA Unified School District, UT GO Bonds (Election of 2005-Series C), 5.00% (AMBAC           2,666,225
                  INS), 7/1/2011
                      TOTAL                                                                                                6,743,075
                  COLORADO--7.7%
    1,835,000     Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,              1,867,828
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
      125,000     Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                127,236
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
    1,770,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00%              1,830,534
                  (Evangelical Lutheran Good Samaritan Society), 6/1/2010
      500,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement              516,140
                  Communities, Inc.), 12/1/2010
    2,135,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement            2,222,428
                  Communities, Inc.), 12/1/2012
    3,810,000     Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank,                  3,793,922
                  Birmingham LOC), Mandatory Tender 12/1/2007
    1,000,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital          1,042,480
                  Assurance Inc. INS), 12/1/2009
    2,000,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital          2,107,640
                  Assurance Inc. INS), 12/1/2010
    2,000,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital          2,127,380
                  Assurance Inc. INS), 12/1/2011
      410,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                 417,335
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
                      TOTAL                                                                                               16,052,923
                  CONNECTICUT--1.3%
    2,630,000     Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011                               2,802,554
                  DELAWARE--0.3%
      635,000     Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center),          658,254
                  6/1/2010
                  DISTRICT OF COLUMBIA--0.9%
    1,000,000     District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2012                1,064,300
      880,000     District of Columbia, Revenue Bonds (Series 1999), 3.60% TOBs (819 7th Street LLC Issue)/(Branch           857,894
                  Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2009
                      TOTAL                                                                                                1,922,194
                  FLORIDA--6.6%
      255,000     Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, (Series 2), 4.75% (MBIA                   255,214
                  Insurance Corp. INS), 7/1/2019
    2,000,000   1 Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009                            1,973,300
    1,000,000     Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005A), 5.00%          1,024,080
                  (Adventist Health System/ Sunbelt Obligated Group), 11/15/2008
    1,000,000     Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00%          1,042,800
                  (Adventist Health System/ Sunbelt Obligated Group), 11/15/2010
    2,000,000     Highlands County, FL Health Facilities Authority, Revenue Bonds, 5.00% TOBs (Adventist Health            2,064,280
                  System/ Sunbelt Obligated Group), Mandatory Tender 11/16/2009
    1,885,000     Miami-Dade County, FL School District, COP (Series A), 5.25% (FSA INS), 10/1/2006                        1,885,170
    1,000,000     Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital        1,049,070
                  Assurance Inc. INS), 7/1/2010
    2,445,000     Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital        2,592,165
                  Assurance Inc. INS), 7/1/2011
    1,000,000     Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds          1,035,920
                  (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS),
                  10/15/2009
      640,000     Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds            674,880
                  (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS),
                  10/15/2011
                      TOTAL                                                                                               13,596,879
                  GEORGIA--1.2%
      935,000     Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical              957,814
                  Center, Inc.), 12/1/2009
    1,430,000     Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle        1,437,693
                  Bank, N.A. LOC), Mandatory Tender 6/1/2011
                      TOTAL                                                                                                2,395,507
                  HAWAII--0.5%
    1,000,000     Hawaii State, GO UT (Series CB) Refunding Bonds, 5.75% (Original Issue Yield: 5.90%), 1/1/2007           1,005,500
                  ILLINOIS--2.5%
      250,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside               257,625
                  Village), 2/1/2010
      800,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside               834,832
                  Village), 2/1/2012
    3,050,000     Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50%           3,123,200
                  (FSA INS), 12/30/2007
    1,000,000     Will County, IL, Debt Certificates (Series 2006), 4.50% (Joliet School District No. 86),                 1,000,370
                  12/1/2011
                      TOTAL                                                                                                5,216,027
                  INDIANA--1.9%
      860,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%              892,482
                  (Baptist Homes of Indiana), 11/15/2010
    1,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds (Series 2006B),            1,035,670
                  5.00% (Clarian Health Partners, Inc.), 2/15/2010
    1,000,000     Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension              1,019,820
                  Health Credit Group), 11/15/2007
       55,000     Indiana State HFA, SFM Revenue Bonds, (Series C-3), 4.75%, 1/1/2029                                         55,446
    1,000,000     Lawrenceburg, IN PCR Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory        1,000,000
                  Tender 10/1/2006
                      TOTAL                                                                                                4,003,418
                  IOWA--1.1%
    1,000,000     Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A),            1,015,210
                  5.00% (Care Initiatives), 7/1/2009
    1,255,000     Iowa Higher Education Loan Authority, Revenue Notes (Series 2006C), 4.95% RANs (Dordt College,           1,264,174
                  Inc.), 5/24/2007
                      TOTAL                                                                                                2,279,384
                  KANSAS--4.7%
    2,000,000     Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light          2,012,600
                  Co.), Mandatory Tender 10/1/2007
      350,000     Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012           367,997
    2,105,000     Saline County, KS Unified School District No. 305, Refunding & Improvement UT GO Bonds, 5.25%            2,237,026
                  (FSA INS), 9/1/2010
       25,000     Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series             25,196
                  1998 A-1), 5.00% (GNMA Collateralized Home Mortgage Program COL), 6/1/2013
    1,700,000     Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009                                  1,702,856
    3,165,000     Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC INS),             3,367,782
                  10/1/2011
                      TOTAL                                                                                                9,713,457
                  LOUISIANA--3.8%
    1,000,000     Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum               1,001,050
                  Corp.), 12/1/2006
    2,000,000     Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00%        2,070,780
                  (AMBAC INS), 6/1/2009
    4,000,000     Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25%        4,223,520
                  (AMBAC INS), 6/1/2010
      500,000     Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC),               498,335
                  Mandatory Tender 4/1/2008
                      TOTAL                                                                                                7,793,685
                  MASSACHUSETTS--0.8%
    1,500,000     Commonwealth of Massachusetts, Construction Loan LT GO Bonds (Series 2001C), 5.00%, 12/1/2010            1,582,515
                  MICHIGAN--4.3%
      500,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital            510,730
                  ), 7/1/2009
    2,500,000     Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund)/(United             2,542,600
                  States Treasury COL), 10/1/2007
      300,000     Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A),            307,470
                  5.00% (Henry Ford Health System, MI), 11/15/2008
      750,000     Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A),            793,838
                  5.00% (Henry Ford Health System, MI), 11/15/2012
    1,500,000     Michigan State Strategic Fund, LT GO Revenue Bonds, 5.20% (Waste Management, Inc.), 4/1/2010             1,548,420
    2,000,000     Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2008                                    2,059,460
    1,000,000     Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS), 11/1/2013                                    1,096,950
                      TOTAL                                                                                                8,859,468
                  MINNESOTA--0.6%
    1,000,000     Minnesota Municipal Power Agency, Electric Revenue Bonds (Series 2005), 4.50%, 10/1/2010                 1,030,470
      225,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00%             230,886
                  (Gillette Children's Specialty Health Care), 2/1/2012
                      TOTAL                                                                                                1,261,356
                  MISSISSIPPI--0.7%
    1,385,000     Mississippi Development Bank, Special Obligation Highway Construction Revenue Bonds, 5.00%               1,426,564
                  (Harrison County, MS Highway)/(FGIC INS), 1/1/2009
                  MISSOURI--2.1%
    1,500,000     Blue Springs, MO, Neighborhood Improvement LT GO Bonds (Series 2006A), 4.125%, 3/1/2009                  1,502,250
    1,500,000     Missouri State HEFA, Revenue Notes (Series 2006C), 5.25% RANs (Evangel University), 4/25/2007            1,511,715
    1,250,000     Missouri State HEFA, Revenue Notes (Series 2006D), 5.25% RANs (Rockhurst University), 4/25/2007          1,257,250
                      TOTAL                                                                                                4,271,215
                  NEW JERSEY--5.0%
    1,500,000     Asbury Park, NJ, 5.00% BANs, 9/6/2007                                                                    1,510,740
    1,500,000     Bayonne, NJ Parking Authority, Parking Project Note (Series 2005), 5.00% (Bayonne, NJ GTD),              1,501,425
                  3/15/2007
    1,400,000     Bayonne, NJ, (Series 2006B), 5.00% TANs, 12/11/2006                                                      1,400,518
      750,000     Bayonne, NJ, (Series A), 5.00% TANs, 10/13/2006                                                            750,037
    1,000,000     Bayonne, NJ, 5.00% BANs, 10/27/2006                                                                      1,000,360
    1,000,000     Bayonne, NJ, 5.00% BANs, 10/27/2006                                                                      1,000,310
      600,000     Bayonne, NJ, 5.00% BANs, 10/27/2006                                                                        600,162
      680,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 3.70% (Winchester Gardens at Ward                      674,614
                  Homestead)/(Original Issue Yield: 3.80%), 11/1/2008
    1,864,000     Weehawken Township, NJ, UT GO Notes, 5.00% BANs, 5/18/2007                                               1,873,730
                      TOTAL                                                                                               10,311,896
                  NEW MEXICO--1.3%
    1,450,000     Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC          1,452,566
                  INS), Mandatory Tender 8/1/2012
    1,335,000     Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel               1,339,993
                  Corp.), 6/1/2015
                      TOTAL                                                                                                2,792,559
                  NEW YORK--4.1%
    1,110,000     Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009                                 1,107,935
    2,000,000     New York City, NY, UT GO Bonds (Fiscal 2002 Series F), 5.25%, 8/1/2009                                   2,088,580
    3,000,000     New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2011                                   3,174,870
    1,000,000     New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007                                               1,011,970
    1,165,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue             1,189,582
                  Yield: 4.83%), 6/1/2022
                      TOTAL                                                                                                8,572,937
                  NORTH CAROLINA--2.7%
      525,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds                543,275
                  (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010
      725,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds                762,171
                  (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012
    1,000,000     North Carolina State, GO UT Bonds, 5.00% (United States Treasury PRF 5/1/2007 @102), 5/1/2011            1,028,410
    2,000,000     North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012                                         2,146,100
    1,000,000     North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014                                        1,089,790
                      TOTAL                                                                                                5,569,746
                  OHIO--2.2%
    1,250,000     Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002) ,            1,239,488
                  3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008
    2,750,000     Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue           2,726,185
                  Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory
                  Tender 4/1/2008
       60,000     Ohio HFA, Residential Mortgage Revenue Bonds (Series 1997D-1), 4.85% (GNMA Collateralized Home              60,151
                  Mortgage Program COL), 3/1/2015
      560,000     Ohio State Air Quality Development Authority, PCRBs, 4.25% TOBs (Pennsylvania Power Co.),                  559,754
                  Optional Tender 1/2/2007
                      TOTAL                                                                                                4,585,578
                  OKLAHOMA--3.8%
    3,500,000     Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012         3,749,585
      960,000     Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00%              987,014
                  (Unity Health Center), 10/1/2009
      465,000     Oklahoma HFA, SFM Revenue Bonds (Series 1998D-2), 6.25% (GNMA Collateralized Home Mortgage                 469,766
                  Program COL), 9/1/2029
    2,500,000     Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006),         2,620,075
                  5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010
                      TOTAL                                                                                                7,826,440
                  OREGON--0.4%
      750,000     Port of Portland, OR, 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional          750,323
                  Tender 12/1/2006
                  PENNSYLVANIA--3.7%
      460,000     Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc.             463,358
                  Project), 9/1/2011
    1,000,000     Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC              993,430
                  Bank, N.A. LOC), Mandatory Tender 1/15/2007
      815,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A),              804,372
                  3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008
      865,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A),              853,435
                  3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010
      160,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B),              157,914
                  3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008
      220,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B),              217,059
                  3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010
    1,115,000     Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan            1,111,098
                  Hospital), 11/15/2009
        5,000     Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton                  5,038
                  Generating)/(Escrowed In Treasuries COL), 1/1/2007
      200,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75%              201,144
                  (UPMC Health System), 1/15/2007
    1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75%            1,024,820
                  (UPMC Health System), 1/15/2008
      820,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00%              844,362
                  (Philadelphia University), 6/1/2011
    1,000,000     Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series             1,008,600
                  2003B), 4.75% TOBs (Cathedral Village ), Optional Tender 4/1/2011
                      TOTAL                                                                                                7,684,630
                  RHODE ISLAND--1.1%
      700,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds                 709,296
                  (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007
    1,600,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding           1,672,832
                  Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011
                      TOTAL                                                                                                2,382,128
                  SOUTH CAROLINA--0.9%
      780,000     Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00%           804,929
                  (Lexington Medical Center), 5/1/2008
    1,000,000     Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25%             1,000,440
                  (International Paper Co.), 10/1/2007
                      TOTAL                                                                                                1,805,369
                  SOUTH DAKOTA--0.4%
      890,000     South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village                 917,465
                  Retirement Community), 9/1/2009
                  TENNESSEE--2.8%
    1,000,000     Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007                               999,660
    2,085,000     Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B),        2,085,104
                  4.50% (Vanderbilt University), 10/1/2006
    2,000,000     Metropolitan Government Nashville & Davidson County, TN IDB, Revenue Bonds, 4.10% TOBs (Waste            1,993,920
                  Management, Inc.), Mandatory Tender 8/1/2007
      740,000     Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue              744,381
                  Bonds, 5.00% (Wellmont Health System), 9/1/2007
                      TOTAL                                                                                                5,823,065
                  TEXAS--7.2%
    1,000,000     Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019                1,060,260
    2,000,000     Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20%         2,000,180
                  (Occidental Petroleum Corp.), 11/1/2006
    1,500,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55%        1,516,005
                  (Waste Management, Inc.), 4/1/2012
    1,000,000     Harris County, TX, GO LT Correctional Facility Improvement Bonds, 5.50% (United States Treasury          1,000,100
                  PRF 10/1/2006@100)/(Original Issue Yield: 5.55%), 10/1/2011
    1,000,000     Johnson County, TX, (GO UT), 5.00% (FSA INS), 2/15/2016                                                  1,040,560
    1,000,000     North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%),               1,016,840
                  1/1/2013
    1,000,000     Spring, TX ISD, 5.25% (PSFG GTD), 2/15/2019                                                              1,019,110
    1,000,000     Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas           1,034,470
                  State), 4/1/2009
    1,000,000     Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas           1,067,040
                  State), 4/1/2012
    3,000,000     Texas Turnpike Authority, Second Tier BANs (Series 2002), 5.00%, 6/1/2008                                3,069,870
    1,000,000     Trinity River Authority, TX, PCR Refunding Bonds (Series 2001 A), 5.00% TOBs (TXU Energy Co.             1,000,650
                  LLC), Mandatory Tender 11/1/2006
                      TOTAL                                                                                               14,825,085
                  VIRGINIA--3.1%
    1,000,000     Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007                     1,001,740
    1,250,000     Hopewell, VA, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/15/2009                            1,262,925
    1,000,000     Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009                                         1,013,670
    1,000,000     Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion             986,450
                  Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008
    2,000,000     Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012                                    2,148,980
                      TOTAL                                                                                                6,413,765
                  WASHINGTON--3.7%
    3,600,000     Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2009         3,733,776
    2,500,000     Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2010         2,622,675
    1,310,000     Spokane, WA, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 12/15/2007                         1,340,261
                      TOTAL                                                                                                7,696,712
                  WISCONSIN--0.4%
      350,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2012              364,672
      425,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2013              443,781
                      TOTAL                                                                                                  808,453
                  WYOMING--2.7%
    2,150,000     Albany County, WY, PCRBs (Series 1985), 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific           2,149,656
                  Corp. GTD), Optional Tender 12/1/2006
    3,500,000     Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender         3,412,465
                  6/1/2010
                      TOTAL                                                                                                5,562,121
                      TOTAL MUNICIPALS BONDS                                                                             196,078,056
                      (IDENTIFIED COST $195,595,043)
                  SHORT-TERM MUNICIPALS --4.3%3
                  ALABAMA--0.4%
      700,000     Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.), 3.780%, 10/2/2006                    700,000
                  CALIFORNIA--1.2%
    2,500,000     California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.),              2,500,000
                  4.150%, 10/5/2006
                  FLORIDA--1.2%
    2,500,000     Orange County, FL, Health Facilities Authority, (Series A) Auction Rate Securities (Orlando              2,500,000
                  Regional Health Care System)/(Radian Asset Assurance INS), 3.750%, 11/2/2006
                  GEORGIA--0.7%
    1,400,000     Burke County, GA Development Authority, (Third Series 1994) Auction Rate Securities (Georgia             1,400,000
                  Power Co.), 3.700%, 10/19/2006
                  MICHIGAN--0.1%
      300,000     Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement               300,000
                  Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.750%, 10/5/2006
                  OHIO--0.7%
    1,400,000     Ohio State Water Development Authority, (Series 1999-A) Weekly VRDNs (Ohio Edison Co.), 3.900%,          1,400,000
                  10/4/2006
                      TOTAL SHORT-TERM MUNICIPALS                                                                          8,800,000
                      (IDENTIFIED COST $8,800,000)
                       TOTAL MUNICIPAL INVESTMENTS - 98.9%                                                               204,878,056
                      (IDENTIFIED COST $204,395,043)4
                       OTHER ASSETS AND LIABILITIES - NET - 1.1%                                                           2,303,157
                       TOTAL NET ASSETS - 100%                                                                         $ 207,181,213

Securities that are subject to the federal alternative minimum tax (AMT) represent 7.9% of the portfolio as calculated based upon total market value.


1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At September 30, 2006, these restricted securities amounted to $2,977,140, which represented 1.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2006, these restricted securities amounted to $1,003,840, which represented 0.5% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At September 30, 2006, the cost of investments for federal tax purposes was $204,391,579. The net unrealized appreciation of investments for federal tax purposes was $486,477. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $917,069 and net unrealized depreciation from investments for those securities having an excess of cost over value of $430,592.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on
such exchanges.    Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
* for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
* investments in other open-end regulated investment companies are valued at net asset value; and
* for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2006 is as follows:


SECURITY                                    ACQUISITION DATE   ACQUISITION COST

Florida State Department of Corrections,     2/27/2004          $2,000,000
Custodial Receipts, 3.00%, 9/10/2009




The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 BANs  --Bond Anticipation Notes
 COL   --Collateralized
 COP   --Certificates of Participation
 EDA   --Economic Development Authority
 EDFA  --Economic Development Financing Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GANs  --Grant Anticipation Notes
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HEFA  --Health and Education Facilities Authority
 HFA   --Housing Finance Authority
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 INS   --Insured
 ISD   --Independent School District
 LOC   --Letter of Credit
 LT    --Limited Tax
 PCFA  --Pollution Control Finance Authority
 PCR   --Pollution Control Revenue
 PCRBs --Pollution Control Revenue Bonds
 PRF   --Prerefunded
 PSFG  --Permanent School Fund Guarantee
 RANs  --Revenue Anticipation Notes
 SFM   --Single Family Mortgage
 TANs  --Tax Anticipation Notes
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED SHORT-TERM MUNICIPAL TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        NOVEMBER 21, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ JOHN B. FISHER
                JOHN B. FISHER, PRINCIPAL EXECUTIVE OFFICER


DATE        NOVEMBER 27, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        NOVEMBER 21, 2006